Stock-Based Compensation - Narrative (Details) - USD ($) $ in Millions	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Finite-Lived Intangible Assets [Line Items]
Carrying Amount, Gross		$ 3,246.6	$ 3,205.3
Accumulated Amortization		(813.2)	(629.7)
Carrying Amount, Net		2,433.4	2,575.6
Other intangibles
Carrying Amount, Gross		3,266.2	3,302.5
Accumulated Amortization		(813.2)	(629.7)
Carrying Amount, Net	$ 2,386.5	2,453.0	2,672.8
Acquired in-process research and development
Indefinite-lived Intangible Assets [Line Items]
Indefinite-lived intangible assets		19.6	97.2
Marketed products
Finite-Lived Intangible Assets [Line Items]
Carrying Amount, Gross		3,193.5	3,151.2
Accumulated Amortization		(779.2)	(599.8)
Carrying Amount, Net		2,414.3	2,551.4
Other intangibles
Accumulated Amortization		(779.2)	(599.8)
Other
Finite-Lived Intangible Assets [Line Items]
Carrying Amount, Gross		53.1	54.1
Accumulated Amortization		(34.0)	(29.9)
Carrying Amount, Net		19.1	24.2
Other intangibles
Accumulated Amortization		$ (34.0)	$ (29.9)